General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2023
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation	General Information, Statement of Compliance and Basis of Presentation
General principles
The statement of consolidated financial position as of December 31, 2023, 2022 and 2021 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2023, 2022 and 2021 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on April 24, 2024.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 - Use of judgement, estimates and assumptions for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.

Statement of Compliance and Basis of Presentation
The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2023. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.
Those are available on the European Commission website:
https://eur-lex.europa.eu/eli/reg/2002/1606/oj
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2023 are identical to those used for the previous year except for the standards listed below that required adoption in 2023.
Application of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2023:
•Amendment to IAS 1 and Practice Statement 2 - Disclosure of Accounting Policies.
•Amendment to IAS 8 - Definition of Accounting Estimates
•Amendment to IAS 12, Income Taxes - Deferred tax related to Assets and Liabilities arising from a Single Transaction.
•Amendment to IAS 12, International tax reform - Pillar Two Model Rules

The application of these standards had no significant impact on the consolidated financial statements of the Company.
Assessment of the impacts of the Application of the standards, amendments and interpretations which will come into force subsequently
The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2023 :
•Amendments to IAS 1 – Reporting period and classification of a liability (issued in November 2022 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IAS 7 – Transparency of supplier finance arrangements and their effects on the liabilities (issued on May 2023 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IFRS 16 – Sale and leaseback transactions (issued in September 2022 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IAS 21 – Transaction and operation in a foreign currency (issued in August 2023 and Effective for the accounting periods as of January 1, 2025)
No significant impact is expected on the consolidated financial statements following the application of the above amendments.
The Company elected to early adopt no new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2023.

Going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.
Although the Company recognized significant cash inflows in 2023 directly related to (a) net proceeds from the equity offering and (b) upfront payment from the global licensing, co-development, and commercialization agreement with Janssen, the Company’s ability to successfully transition to profitability will be dependent upon achieving a level of revenues adequate to support its cost structure and upon achieving development, regulatory and sales milestones in connection with our new global licensing agreement with Janssen. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.
Additionally, the Company may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expenses.
The Company experienced net losses of €39.7 million in 2023 and has accumulated losses of €316.5 million since inception (including 2023 net loss). For the year ended December 31, 2023 the Company generated positive cash flows of €33.9 million and has a total of €75.3 million cash and cash equivalents.
The EIB has agreed to the definitive removal of the minimum cash and cash equivalent covenant, effective October 13, 2023 (See Notes 1, 12 and 22.1 for further information) and we expect to receive a $20.0 million milestone payment from Janssen in May 2024, based on the achievement of the first development milestone at the end of 2023 and the issuance of the invoice to Janssen in January 2024 (See Note 15 below for further information).
Based upon these factors and the Company’s cash and cash equivalent balance at December 31, 2023, the Company estimates that it will have sufficient liquidity to meet its obligations as thy become due in the normal course of business for at least the next 12 months. As such, Management has concluded there is no substantial doubt about the Company's ability to continue as a going concern.